Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
REVENUES
Product sales	$ 1,073.4	$ 2,021.2	$ 2,301.0	$ 1,808.8
COSTS AND EXPENSES
Production costs	693.8	1,327.8	1,361.1	1,231.3
Depreciation and amortization	168.8	304.1	323.9	278.2
Corporate expenditure (related party)	10.3	8.4	6.8	25.3
Employment termination costs	34.4	7.7	32.0	9.2
Profit on disposal of property, plant and equipment	(0.4)	(0.3)	(0.6)	(0.2)
Increase/(decrease) in post-retirement health care costs	(0.1)	0.3	0.1	(9.2)
Accretion expense on provision for environmental rehabilitation	5.8	14.3	13.8	10.5
Costs and Expenses, Total	912.6	1,662.3	1,737.1	1,545.1
OTHER (EXPENSES)/INCOME
Interest income	8.0	12.9	13.6	32.6
Finance expense	(7.9)	(14.5)	(2.0)	(27.2)
South African Equity Empowerment Transactions	(171.3)
Royalties	(13.2)	(34.4)	(40.1)	(7.6)
Other expenses	(11.4)	(39.5)	(32.0)	(19.3)
Nonoperating Income (Expense), Total	(195.8)	(75.5)	(60.5)	(21.5)
PROFITS/(LOSSES)	(35.0)	283.4	503.4	242.2
Income and mining tax benefit/(expense)	3.1	67.5	(167.5)	(84.3)
INCOME/(LOSS) BEFORE SHARE OF EQUITY INVESTEE'S PROFITS/(LOSSES)	(31.9)	350.9	335.9	157.9
Share of equity investee's profits	3.1	11.4	4.8	8.4
Income/(loss) from continuing operations	(28.8)	362.3	340.7	166.3
Loss from discontinued operation	(11.7)			(28.7)
Profit or loss for the period	(40.5)	362.3	340.7	137.6
Net (income)/ loss attributable to non-controlling interests	0.8	(0.1)	0.1	0.8
Net income/(loss) attributable to Company shareholder	$ (39.7)	$ 362.2	$ 340.8	$ 138.4
BASIC EARNINGS/(LOSS) PER SHARE ($'000)
- Continuing operations	$ (28,000)	$ 362,000	$ 341,000	$ 167,000
- Discontinued operation	$ (12,000)			$ (29,000)
DILUTED EARNINGS/((LOSS) PER SHARE ($'000)
- Continuing operations	$ (28,000)	$ 362,000	$ 341,000	$ 167,000
- Discontinued operation	$ (12,000)			$ (29,000)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN THE
- COMPUTATION OF BASIC EARNINGS/(LOSS) PER SHARE	1,000	1,000	1,000	1,000
- COMPUTATION OF DILUTED EARNINGS/(LOSS) PER SHARE	1,000	1,000	1,000	1,000
DIVIDEND PER SHARE ($'000)	$ 2,999,000	$ 96,000	$ 336,000	$ 121,000